EQUITY METHOD INVESTMENTS (Details) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Dec. 17, 2024	Jan. 01, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT IN JOINT VENTURES
Payment occured				€ 1,000
Receivables from equity investees			€ 4,207	4,207	€ 1,599
Recognized gain on sales				€ 3,703
SCHMID Energy Systems GmbH (SES)
INVESTMENT IN JOINT VENTURES
Ownership interest	51.00%
Ownership interest in OCT	19.90%
Exchange for payment	€ 1,000
Payment occured			€ 1,000
Recognized gain on sales	€ 3,703
SCHMID Energy Systems GmbH (SES)
INVESTMENT IN JOINT VENTURES
Percent of ownership interest in equity method investees	49.00%			49.00%
Percent of ownership interest in subsidiaries		100.00%
Investment amount in associates	€ 1,200
Receivables from equity investees	€ 248
SCHMID AVACO Korea Co. Ltd. (SAK)
INVESTMENT IN JOINT VENTURES
Percent of ownership interest in equity method investment				50.00%	50.00%
Advanced Energy Storage Systems Investment Company (AES)
INVESTMENT IN JOINT VENTURES
Percent of ownership interest in equity method investment					51.00%